RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2015
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the consolidated statements of financial position location and carrying value of the Company's derivative instruments

June 30, 2015	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset		Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	4	5	4	13	(7)		6
Interest rate contracts	2	-	-	2	(2)		-
Commodity contracts	16	-	285	301	(95)		206
Other contracts	1	-	9	10	-		10

	23	5	298	326	(104)		222

Deferred amounts and other assets
Foreign exchange contracts	65	11	-	76	(76)		-
Interest rate contracts	5	-	-	5	(3)		2
Commodity contracts	3	-	82	85	(30)		55
Other contracts	2	-	3	5	-		5

	75	11	85	171	(109)		62

Accounts payable and other
Foreign exchange contracts	-	(26)	(420)	(446)	7		(439)
Interest rate contracts	(538)	-	-	(538)	2		(536)
Commodity contracts	-	-	(290)	(290)	81		(209)

	(538)	(26)	(710)	(1,274)	90		(1,184)

Other long-term liabilities
Foreign exchange contracts	-	(195)	(1,851)	(2,046)	76		(1,970)
Interest rate contracts	(709)	-	-	(709)	3		(706)
Commodity contracts	-	-	(272)	(272)	30		(242)
Other contracts	(2)	-	-	(2)	-		(2)

	(711)	(195)	(2,123)	(3,029)	109		(2,920)

Total net derivative asset/(liability)
Foreign exchange contracts	69	(205)	(2,267)	(2,403)	-		(2,403)
Interest rate contracts	(1,240)	-	-	(1,240)	-		(1,240)
Commodity contracts	19	-	(195)	(176)	(14	)1	(190)
Other contracts	1	-	12	13	-		13

	(1,151)	(205)	(2,450)	(3,806)	(14)		(3,820)

1	Amount available for offset includes $14 million of cash collateral.

December 31, 2014	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non-Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset		Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	3	7	3	13	(13)		-
Interest rate contracts	8	-	-	8	(7)		1
Commodity contracts	34	-	501	535	(130)		405
Other contracts	4	-	8	12	-		12

	49	7	512	568	(150)		418

Deferred amounts and other assets
Foreign exchange contracts	33	18	-	51	(51)		-
Interest rate contracts	5	-	-	5	(5)		-
Commodity contracts	17	-	118	135	(43)		92
Other contracts	5	-	3	8	-		8

	60	18	121	199	(99)		100

Accounts payable and other
Foreign exchange contracts	(3)	(80)	(218)	(301)	13		(288)
Interest rate contracts	(438)	-	-	(438)	7		(431)
Commodity contracts	-	-	(281)	(281)	97		(184)

	(441)	(80)	(499)	(1,020)	117		(903)

Other long-term liabilities
Foreign exchange contracts	-	(49)	(1,147)	(1,196)	51		(1,145)
Interest rate contracts	(576)	-	-	(576)	5		(571)
Commodity contracts	-	-	(306)	(306)	43		(263)

	(576)	(49)	(1,453)	(2,078)	99		(1,979)

Total net derivative asset/(liability)
Foreign exchange contracts	33	(104)	(1,362)	(1,433)	-		(1,433)
Interest rate contracts	(1,001)	-	-	(1,001)	-		(1,001)
Commodity contracts	51	-	32	83	(33	)1	50
Other contracts	9	-	11	20	-		20

	(908)	(104)	(1,319)	(2,331)	(33)		(2,364)

1	Amount available for offset includes $33 million of cash collateral.

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

June 30, 2015	2015	2016	2017	2018	2019	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	200	28	413	2	2	2
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	1,815	2,697	3,103	3,150	2,441	2,901
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	-	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,020	5,681	5,003	3,642	232	486
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,685	1,806	2,514	1,207	-	-
Equity contracts (millions of Canadian dollars)	41	51	48	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(21)	(17)	9	(10)	2	-
Commodity contracts - crude oil (millions of barrels)	(12)	(19)	(18)	(9)	-	-
Commodity contracts - NGL (millions of barrels)	(9)	(8)	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	18	40	40	30	31	(23)

December 31, 2014	2015	2016	2017	2018	2019	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	240	25	413	2	2	2
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,203	2,470	2,832	3,100	2,441	2,901
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	15	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	5,767	5,486	4,851	3,529	222	469
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,528	1,762	2,470	1,176	-	-
Equity contracts (millions of Canadian dollars)	41	51	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(62)	(10)	(25)	(1)	-	-
Commodity contracts - crude oil (millions of barrels)	3	(18)	(18)	(9)	-	-
Commodity contracts - NGL (millions of barrels)	(5)	-	-	-	-	-
Commodity contracts - power (MWH)	25	40	40	30	31	-

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	(15)	(60)	30	(31)
Interest rate contracts	392	(279)	(272)	(521)
Commodity contracts	(29)	(10)	(10)	(17)
Other contracts	(6)	3	(14)	8
Net investment hedges
Foreign exchange contracts	22	45	(101)	(3)

	364	(301)	(367)	(564)

Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts1	6	16	6	15
Interest rate contracts2	23	23	33	44
Commodity contracts3	(2)	5	(22)	12
Other contracts4	1	(3)	6	(7)

	28	41	23	64

Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts2	(12)	3	(35)	28
Commodity contracts3	-	2	5	3

	(12)	5	(30)	31

1	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported as an increase/(decrease) within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Commodity costs and Other income/(expense) in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
(millions of Canadian dollars)
Foreign exchange contracts1	388	478	(905)	58
Interest rate contracts2	-	1	-	2
Commodity contracts3	(35)	128	(227)	301
Other contracts4	(1)	2	1	7

Total unrealized derivative fair value gains/(loss)	352	609	(1,131)	368

1

Reported within Transportation and other services revenues (2015 - $571 million loss; 2014 - $56 million gain) and Other income/(expense) (2015 - $334 million loss; 2014 - $2 million gain) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease to Interest expense in the Consolidated Statements of Earnings.
3

Reported within Transportation and other services revenues (2015 - $5 million gain; 2014 - $305 million gain), Commodity sales revenue (2015 - $357 million loss; 2014 - nil), Commodity costs (2015 - $118 million gain; 2014 - $1 million loss) and Operating and administrative expense (2015 - $7 million gain; 2014 - $3 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

	June 30, 2015	December 31, 2014
(millions of Canadian dollars)
Canadian financial institutions	54	58
United States financial institutions	203	240
European financial institutions	45	73
Other1	126	310

	428	681

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

June 30, 2015	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	13	-	13
Interest rate contracts	-	2	-	2
Commodity contracts	10	84	207	301
Other contracts	-	10	-	10

	10	109	207	326

Long-term derivative assets
Foreign exchange contracts	-	76	-	76
Interest rate contracts	-	5	-	5
Commodity contracts	-	11	74	85
Other contracts	-	5	-	5

	-	97	74	171

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(446)	-	(446)
Interest rate contracts	-	(538)	-	(538)
Commodity contracts	(10)	(106)	(174)	(290)

	(10)	(1,090)	(174)	(1,274)

Long-term derivative liabilities
Foreign exchange contracts	-	(2,046)	-	(2,046)
Interest rate contracts	-	(709)	-	(709)
Commodity contracts	-	(91)	(181)	(272)
Other contracts	-	(2)	-	(2)

	-	(2,848)	(181)	(3,029)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,403)	-	(2,403)
Interest rate contracts	-	(1,240)	-	(1,240)
Commodity contracts	-	(102)	(74)	(176)
Other contracts	-	13	-	13

	-	(3,732)	(74)	(3,806)

December 31, 2014	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	13	-	13
Interest rate contracts	-	8	-	8
Commodity contracts	62	140	333	535
Other contracts	-	12	-	12

	62	173	333	568

Long-term derivative assets
Foreign exchange contracts	-	51	-	51
Interest rate contracts	-	5	-	5
Commodity contracts	-	22	113	135
Other contracts	-	8	-	8

	-	86	113	199

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(301)	-	(301)
Interest rate contracts	-	(438)	-	(438)
Commodity contracts	(28)	(137)	(116)	(281)

	(28)	(876)	(116)	(1,020)

Long-term derivative liabilities
Foreign exchange contracts	-	(1,196)	-	(1,196)
Interest rate contracts	-	(576)	-	(576)
Commodity contracts	-	(125)	(181)	(306)

	-	(1,897)	(181)	(2,078)

Total net financial asset/(liability)
Foreign exchange contracts	-	(1,433)	-	(1,433)
Interest rate contracts	-	(1,001)	-	(1,001)
Commodity contracts	34	(100)	149	83
Other contracts	-	20	-	20

	34	(2,514)	149	(2,331)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

June 30, 2015	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	(1)	Forward gas price	3.17	4.48	3.72	$/mmbtu	3
Crude	(3)	Forward crude price	73.63	75.37	74.52	$/barrel
NGL	27	Forward NGL price	0.25	1.56	1.13	$/gallon
Power	(149)	Forward power price	30.50	93.00	56.37	$/MWH
Commodity contracts - physical1
Natural gas	(30)	Forward gas price	2.23	5.36	3.55	$/mmbtu	3
Crude	(25)	Forward crude price	49.82	118.91	73.17	$/barrel
NGL	12	Forward NGL price	0.24	1.64	0.96	$/gallon
Commodity options2
Crude	27	Option volatility	19%	28%	25%
NGL	68	Option volatility	10%	62%	39%

	(74)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

	Six months ended June 30,
	2015	2014
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	149	(164)
Total gains/(loss)
Included in earnings1	(49)	(18)
Included in OCI	(22)	-
Settlements	(152)	10

Level 3 net derivative liability at end of period	(74)	(172)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.